VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—93.8%
Communication Services—15.5%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	$ 3,220	$ 2,728
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,051	2,814
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	2,150	2,065
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	3,783	3,813
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,307	894
Directv Financing LLC 144A 5.875%, 8/15/27(1)	2,098	2,064
DISH DBS Corp.
5.875%, 11/15/24	2,584	2,578
7.750%, 7/1/26	3,312	3,290
7.375%, 7/1/28	1,115	1,056
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	2,153	2,129
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,633	2,705
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	2,755	2,807
144A 3.750%, 1/15/28(1)	2,215	2,082
Lumen Technologies, Inc.
144A 4.000%, 2/15/27(1)	294	274
Series W 6.750%, 12/1/23	1,850	1,921
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	2,015	1,952
Nexstar Media, Inc. 144A 4.750%, 11/1/28(1)	1,974	1,912
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	4,575	4,220
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	1,310	1,225
Sinclair Television Group, Inc.
144A 5.125%, 2/15/27(1)	2,180	1,978
144A 4.125%, 12/1/30(1)	1,315	1,173
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,130	1,073
Skillz, Inc. 144A 10.250%, 12/15/26(1)(2)	705	613
TEGNA, Inc.
4.625%, 3/15/28	3,575	3,556
5.000%, 9/15/29	435	436
Twitter, Inc. 144A 5.000%, 3/1/30(1)	1,048	1,043
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,206	2,082
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	1,985	2,084
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	2,097	2,048
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	2,961	2,706
		61,321

Consumer Discretionary—20.1%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	3,906	3,779
	Par Value	Value

Consumer Discretionary—continued
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	$ 220	$ 205
144A 5.000%, 2/15/32(1)	220	204
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	2,469	2,151
At Home Group, Inc. 144A 4.875%, 7/15/28(1)	827	736
Bath & Body Works, Inc.
6.950%, 3/1/33	963	995
6.750%, 7/1/36	705	718
Bed Bath & Beyond, Inc. 5.165%, 8/1/44	2,075	1,473
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	2,165	2,043
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	1,025	1,058
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,747	1,931
Churchill Downs, Inc. 144A 4.750%, 1/15/28(1)	380	369
Crocs, Inc. 144A 4.250%, 3/15/29(1)	2,345	2,075
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	1,177	1,094
144A 5.625%, 1/1/30(1)	1,277	1,227
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)(2)	2,413	2,113
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)	314	320
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,349	1,287
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,525	2,462
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	737	708
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	1,402	1,231
Liberty Interactive LLC 8.250%, 2/1/30(2)	3,570	3,260
Macy’s Retail Holdings LLC 5.125%, 1/15/42	421	340
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	4,366	4,202
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	3,460	3,177
NCL Corp. Ltd. 144A 5.875%, 2/15/27(1)	1,901	1,872
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	2,778	2,686
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	1,045	1,070
144A 4.750%, 5/1/29(1)	1,475	1,269
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	1,118	1,001
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,765	1,801
QVC, Inc. 5.450%, 8/15/34	5,032	4,214
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)(2)	2,956	2,705
RHP Hotel Properties LP 4.750%, 10/15/27	1,737	1,671
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	$ 1,115	$ 1,084
144A 5.375%, 7/15/27(1)	933	896
Shea Homes LP
144A 4.750%, 2/15/28(1)	2,039	1,918
144A 4.750%, 4/1/29(1)	1,635	1,529
Sonic Automotive, Inc.
144A 4.625%, 11/15/29(1)	1,270	1,143
144A 4.875%, 11/15/31(1)	1,142	1,014
Station Casinos LLC
144A 4.500%, 2/15/28(1)	4,378	4,152
144A 4.625%, 12/1/31(1)	1,165	1,066
Tempur Sealy International, Inc.
144A 4.000%, 4/15/29(1)	719	653
144A 3.875%, 10/15/31(1)	442	379
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,158	1,017
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	2,176	2,268
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,070
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	1,770	1,594
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,200	1,116
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	955	966
Yum! Brands, Inc. 4.625%, 1/31/32	435	421
		79,733

Consumer Staples—2.4%
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	1,200	1,094
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,505
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,635	2,556
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	4,881	4,445
		9,600

Energy—13.7%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	3,486	3,575
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,665	1,731
ChampionX Corp. 6.375%, 5/1/26	390	398
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	2,115	2,166
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	1,581	1,567
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	2,003	1,974
CrownRock LP 144A 5.625%, 10/15/25(1)	1,058	1,078
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	340	333
	Par Value	Value

Energy—continued
Energy Transfer LP Series B 6.625% (3)	$ 495	$ 443
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,935	2,021
Harbour Energy plc 144A 5.500%, 10/15/26(1)	1,610	1,590
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	3,300	3,317
144A 6.000%, 2/1/31(1)	550	551
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	470	473
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	4,722	4,810
Nabors Industries, Inc.
144A 9.000%, 2/1/25(1)	2,294	2,389
144A 7.375%, 5/15/27(1)	681	707
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	5,046	5,076
144A 6.500%, 9/30/26(1)	2,260	2,239
Occidental Petroleum Corp.
7.500%, 5/1/31	350	427
7.875%, 9/15/31	332	414
6.450%, 9/15/36	3,218	3,780
6.600%, 3/15/46	1,030	1,210
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,067	2,016
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	684
Range Resources Corp. 8.250%, 1/15/29	365	400
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,613
144A 7.500%, 7/15/38(1)	1,478	1,500
SM Energy Co.
6.625%, 1/15/27(2)	855	877
6.500%, 7/15/28	1,285	1,326
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	405	427
Talos Production, Inc. 12.000%, 1/15/26	665	720
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	577	582
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	658	653
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	225
Western Midstream Operating LP 5.750%, 2/1/50	995	970
		54,262

Financials—17.2%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	4,450	3,989
Ardagh Packaging Finance plc 144A 5.250%, 4/30/25(1)	1,530	1,528
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	430	425
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	1,225	1,093
CCO Holdings LLC
4.500%, 5/1/32	1,054	964

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 5.000%, 2/1/28(1)	$ 2,120	$ 2,098
144A 5.375%, 6/1/29(1)	397	397
144A 4.250%, 2/1/31(1)	424	385
144A 4.500%, 6/1/33(1)	1,163	1,044
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,040	1,050
Cimpress plc 144A 7.000%, 6/15/26(1)	3,900	3,735
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,315	1,236
Domtar Corp. 144A 6.750%, 10/1/28(1)	1,111	1,113
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,478	1,525
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	715	712
144A 8.250%, 4/15/25(1)	310	309
144A 7.625%, 5/1/26(1)	4,001	3,821
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	1,329	1,231
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	930	864
Icahn Enterprises LP 5.250%, 5/15/27	2,690	2,640
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 4.050%, 12/21/65(1)(4)	1,390	1,098
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	895	857
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	1,035	988
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	4,483	3,966
Macy’s Retail Holdings LLC 144A 5.875%, 4/1/29(1)	935	933
MGIC Investment Corp. 5.250%, 8/15/28	400	395
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	1,500	1,411
144A 5.625%, 1/15/30(1)	1,115	985
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	629	603
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	2,964	3,016
144A 5.500%, 8/15/28(1)	1,620	1,557
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	4,033	3,872
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	1,280	1,350
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	1,151	1,140
PRA Group, Inc.
144A 7.375%, 9/1/25(1)	1,140	1,188
144A 5.000%, 10/1/29(1)	1,340	1,270
Ritchie Bros Holdings, Inc. 144A 4.750%, 12/15/31(1)	526	513
Rocket Mortgage LLC 144A 3.875%, 3/1/31(1)	1,120	1,014
Ryan Specialty Group LLC 144A 4.375%, 2/1/30(1)	925	874
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	1,078	1,028
	Par Value	Value

Financials—continued
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	$ 684	$ 680
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,013	1,953
144A 5.750%, 6/15/27(1)	971	901
144A 5.500%, 4/15/29(1)	4,598	4,097
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	2,325	2,191
		68,039

Health Care—5.0%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	2,320	2,166
144A 3.750%, 2/15/31(1)	3,755	3,286
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,028	3,613
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	1,100	1,042
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,075	1,064
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	3,235	3,288
144A 4.375%, 1/15/30(1)	810	778
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	2,085	2,193
4.750%, 5/9/27	1,045	1,003
5.125%, 5/9/29	885	851
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	616	653
		19,937

Industrials—7.9%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,215	1,418
144A 5.500%, 4/20/26(1)	3,293	3,318
144A 5.750%, 4/20/29(1)	428	426
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,057	983
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,095	1,069
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,848	1,779
Delta Air Lines, Inc. 7.375%, 1/15/26	2,269	2,464
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,110	1,127
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	2,230	2,082
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,555	1,559
144A 7.000%, 10/15/28(1)	1,135	1,137
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	1,090	1,137
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	990	1,032
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	1,065	993
Rolls-Royce plc 144A 5.750%, 10/15/27(1)	940	965

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Seaspan Corp. 144A 5.500%, 8/1/29(1)	$ 1,145	$ 1,071
Terex Corp. 144A 5.000%, 5/15/29(1)	1,330	1,275
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,356	2,238
TransDigm, Inc. 5.500%, 11/15/27	825	819
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	3,015	3,204
144A 4.500%, 8/15/29(1)	1,060	994
		31,090

Information Technology—3.5%
Elastic N.V. 144A 4.125%, 7/15/29(1)	3,058	2,844
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	453	439
II-VI, Inc. 144A 5.000%, 12/15/29(1)	1,057	1,033
NCR Corp.
144A 5.000%, 10/1/28(1)	2,009	1,924
144A 5.125%, 4/15/29(1)	4,220	4,057
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,482
Seagate HDD Cayman 5.750%, 12/1/34	999	1,021
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,048	1,032
		13,832

Materials—3.3%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	668
Carpenter Technology Corp. 7.625%, 3/15/30	600	614
Commercial Metals Co. 4.375%, 3/15/32	107	99
HB Fuller Co. 4.250%, 10/15/28	1,105	1,034
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	4,585	4,334
Sealed Air Corp. 144A 5.500%, 9/15/25(1)	1,988	2,083
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	672
Sylvamo Corp. 144A 7.000%, 9/1/29(1)(2)	2,015	1,977
TriMas Corp. 144A 4.125%, 4/15/29(1)	1,215	1,109
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	539	567
		13,157

Real Estate—3.4%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	1,570	1,413
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	3,777	3,743
	Par Value	Value

Real Estate—continued
144A 4.500%, 4/1/27(1)	$ 3,815	$ 3,561
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,608	3,364
Howard Hughes Corp. (The) 144A 4.125%, 2/1/29(1)	827	776
XHR LP 144A 4.875%, 6/1/29(1)	696	676
		13,533

Utilities—1.8%
DCP Midstream Operating LP
5.375%, 7/15/25	3,860	3,980
144A 6.450%, 11/3/36(1)	306	353
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	905	848
PG&E Corp.
5.000%, 7/1/28	1,210	1,169
5.250%, 7/1/30	703	682
		7,032

Total Corporate Bonds and Notes (Identified Cost $389,336)		371,536

Leveraged Loans—1.6%
Aerospace—1.0%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	3,789	3,927
Energy—0.4%
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24(4)	811	808
BCP Raptor II LLC (1 month LIBOR + 4.750%) 5.207%, 11/3/25(4)	810	809
		1,617

Service—0.2%
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(4)	993	881
Total Leveraged Loans (Identified Cost $6,517)		6,425

	Shares
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	957	82
Total Preferred Stock (Identified Cost $98)		82

Par Value
Convertible Bonds and Notes—0.6%
Communication Services—0.6%
DISH Network Corp. 3.375%, 8/15/26	$ 1,055	949

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Communication Services—continued
Liberty Interactive LLC 4.000%, 11/15/29	$ 1,250	$ 844
Twitter, Inc. 0.000%, 3/15/26	745	630
		2,423

Total Convertible Bonds and Notes (Identified Cost $2,700)		2,423

Total Long-Term Investments—96.0% (Identified Cost $398,651)		380,466

	Shares
Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)	6,848,223	6,848
Total Short-Term Investment (Identified Cost $6,848)		6,848

Securities Lending Collateral—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)(6)	6,370,033	6,370
Total Securities Lending Collateral (Identified Cost $6,370)		6,370

TOTAL INVESTMENTS—99.3% (Identified Cost $411,869)		$393,684
Other assets and liabilities, net—0.7%		2,657
NET ASSETS—100.0%		$396,341
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $306,758 or 77.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Netherlands	3
Ireland	2
United Kingdom	1
Luxembourg	1
Bermuda	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments as of March 31, 2022.

The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$371,536	$—	$371,536
Leveraged Loans	6,425	—	6,425
Convertible Bonds and Notes	2,423	—	2,423
Equity Securities:
Preferred Stock	82	82	—
Securities Lending Collateral	6,370	6,370	—
Money Market Mutual Fund	6,848	6,848	—
Total Investments	$393,684	$13,300	$380,384
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.